CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net (loss) income		$ (232)	$ 570	$ 581
Adjusted for the following items:
Depreciation and amortization expense		283	308	319
Mark-to-market on hedging items and other		110	35	50
Remeasurement of exchangeable and class B shares		511	0	0
Deferred income tax expense		102	97	100
Changes in non-cash working capital, net		(44)	73	15
Cash from operating activities		730	1,083	1,065
Investing Activities
Purchase of long-lived assets		(416)	(455)	(443)
Proceeds from sales of property, plant and equipment		17	14	8
Cash used by investing activities		(399)	(441)	(435)
Financing Activities
Distributions to Brookfield Infrastructure Partners L.P.(1)	[1]	(33)	(250)	(677)
Distributions to non-controlling interests		(436)	(525)	(563)
Capital provided to non-controlling interests		0	0	(877)
Proceeds from non-recourse borrowings		551	316	1,986
Repayment of non-recourse borrowings		(380)	(55)	(437)
Repayment of intercompany borrowings		(19)	0	0
Cash used by financing activities		(317)	(514)	(568)
Cash and cash equivalents
Change during the year		14	128	62
Impact of foreign exchange on cash		(26)	(23)	(41)
Balance, beginning of year		204	99	78
Balance, end of year		$ 192	$ 204	$ 99

[1]	Represents distributions paid to the partnership prior to March 30, 2020. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details. Subsequent to March 30, 2020, dividends paid on our exchangeable shares are presented as interest expense on the Consolidated Statements of Operating Results.